TAXATION (Schedule of Principal Components of the Group's Deferred Tax Assets and Liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Deferred tax asset
Accrued expense	¥ 7,002		¥ 8,191
Allowance for doubtful accounts	73,907		73,475
Tax loss carried forward	445,263		436,586
Deferred advertising expense	11,519		13,579
Impairment of long-lived tangible assets	24,600		27,046
Others	4,273		5,384
Non-current deferred tax assets	566,564		564,261
Valuation allowance	(536,838)		(530,358)
Deferred tax asset, net	29,726		33,903
Deferred tax liabilities
Unrecognized valuation surplus and deficit -acquisition	77,825		77,825
Unrecognized valuation surplus and deficit - Decrease due to amortization and impairment	(55,605)		(53,644)
Unrealized profit of short-term investments	952		521
Unrealized profit of foreign exchange transaction			1,019
Total deferred tax liabilities	¥ 23,172	$ 3,337	¥ 25,721